UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/11

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Annual Report

December 31, 2011

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

December 31, 2011

2011 started out relatively calm with a positive return through May. The markets then became very volatile, selling off quite a bit, particularly in the third quarter when the S&P 500 dropped nearly 14%, before recovering in the last 3 months when the S&P 500 gained close to 12%.

The Adaptive Allocation Portfolio was primarily invested in the equity markets to begin 2011. In early June, we got defensive and remained defensively positioned throughout the second half of the year, during which time the market was bouncing up and down. The defensive positions reduced the Portfolio’s volatility compared to the S&P 500, particularly during the third quarter, but also lead to underperformance relative to the S&P 500 for the year, as we did not participate in the equity market recovery during the last 3 months.  As of December 31, 2011, our equity exposure was roughly 8%, invested in 8 individual stocks. We also maintained significant positions in foreign bonds, high-yield municipal bonds and TIPS.  Our primary trend-following equity models (S&P 500, Russell 2000 and Emerging Markets), each finished the year out of the market. We will stay defensive until such time as our models signal a change in trend.

The total returns for the Adaptive Allocation Portfolio (Net of Fund Expenses) and the S&P 500 (Does not include any Fund Expenses) for the period ending December 31, 2011, are listed below (Periods greater than 1 year are annualized):

Since

TOTAL RETURNS

Past

Past

Past

Past

Inception

6 months

1 year

3 years

5 years

(5/22/2007)

Adaptive Allocation Port.

-4.85%

-3.66%

10.87%

N/A

 1.74%

S&P 500

-3.69%

 2.11%

14.11%

-0.25%

-1.97%

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2011 is 2.74%. The Portfolio is an investment vehicle for variable annuity contracts. All performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses. For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  Investments in derivative securities may be more volatile and less liquid than traditional securities and the Portfolio could suffer losses on its derivative positions.  An investor should also consider the Portfolio's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Portfolio is contained in the Portfolio's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1-866-263-9260. Please read the prospectus carefully before investing. The Adaptive Allocation Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org

155-NLD-1/25/2012

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2011

The Portfolio's performance figures* for the period ending December 31, 2011, compared to its benchmarks:

Annualized Average Returns:	One Year	Three Year	Inception**- December 31, 2011
Adaptive Allocation Portfolio	-3.66%	10.87%	1.74%
S&P 500 Total Return Index	2.11%	14.11%	-1.97%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of  Portfolio shares as well as other charges and expenses of the insurance contract, or separate account.

** Portfolio commenced operations May 22, 2007

Top Industries		% of Net Assets
Mutual Funds		55.5%
Common Stock		8.1%
Exchange Traded Funds		3.3%
Other, Cash & Cash Equivalents		33.1%
		100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2011
Shares		Value

	COMMON STOCK - 8.1%
	COMPUTERS - 1.1%
952	Apple Inc. *	$ 385,560

	IRON/STEEL - 0.9%
5,517	Cliffs Natural Resources Inc.	343,985

	MACHINERY-DIVERSIFIED - 1.1%
4,488	Roper Industries Inc.	389,873

	MINING - 1.0%
5,084	BHP Billiton Ltd.	359,083

	MISCELLANEOUS MANUFACTURER - 1.0%
4,681	Parker Hannifin Corp.	356,926

	OIL & GAS - 2.0%
5,796	EV Energy Partner LP	381,956
6,359	Helmerich & Payne Inc.	371,111
		753,067
	SEMICONDUCTORS - 1.0%
7,739	KLA-Tencor Corp.	373,407

	TOTAL COMMON STOCK ( Cost - $2,988,510)	2,961,901

	EXCHANGE TRADED FUNDS - 3.3%
	DEBT FUND - 3.3%
10,360	iShares Barclays TIPS Bond Fund	1,208,908
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,218,366)	1,208,908

	MUTUAL FUNDS - 55.5%
	DEBT FUNDS - 55.5%
510,745	Nuveen High Yield Municipal Bond Fund - Class I	7,702,028
602,836	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	6,378,000
229,900	Vanguard Inflation-Protected Securities Fund - Admiral Shares	6,370,520
	TOTAL MUTUAL FUNDS ( Cost - $20,046,706)	20,450,548

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2011
Shares		Value

SHORT-TERM INVESTMENTS - 34.4%
MONEY MARKET FUNDS ** - 34.4%
4,000,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio -
	Class I, 0.01%	$ 4,000,000
3,659,178	Goldman Sachs Financial Square Funds - Government Fund -
	Administrative Shares, 0.01%	3,659,178
5,000,000	Goldman Sachs Financial Square Funds - Treasury Instruments Fund -
	Administrative Shares, 0.00%	5,000,000
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $12,659,178)	12,659,178

	TOTAL INVESTMENTS - 101.3% ( Cost - $36,912,760) (a)	$ 37,280,535
	LIABILITIES LESS OTHER ASSETS - (1.3) %	(464,216)
	NET ASSETS - 100.0%	$ 36,816,319

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,912,760 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 452,501
	Unrealized depreciation	(84,726)
	Net unrealized appreciation	$ 367,775

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

ASSETS
Investment securities:
At cost	$ 36,912,760
At value	$ 37,280,535
Dividends and interest receivable	54,244
Prepaid expenses and other assets	526
TOTAL ASSETS	37,335,305

LIABILITIES
Payable for Fund shares redeemed	434,605
Payable for securities purchased	10,731
Investment advisory fees payable	31,663
Shareholder servicing fees	7,916
Distribution (12b-1) fees payable	7,916
Fees payable to other affiliates	6,113
Accrued expenses and other liabilities	20,042
TOTAL LIABILITIES	518,986
NET ASSETS	$ 36,816,319

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 36,115,123
Accumulated net investment income	164,252
Accumulated net realized gain from security transactions	169,169
Net unrealized appreciation of investments	367,775
NET ASSETS	$ 36,816,319

Shares of beneficial interest outstanding	3,414,292

Net asset value (Net assets/shares outstanding), offering and redemption price per share	$ 10.78

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011

INVESTMENT INCOME
Dividends (net of $3,455 of foreign tax withheld)	$ 794,718
Interest	576
TOTAL INVESTMENT INCOME	795,294

EXPENSES
Investment advisory fees	328,068
Distribution (12b-1) fees	82,017
Shareholder servicing fees	82,017
Administrative services fees	33,598
Professional fees	24,935
Accounting services fees	22,991
Transfer agent fees	18,098
Trustees' fees and expenses	14,540
Compliance officer fees	12,450
Custodian fees	5,901
Printing and postage expenses	5,800
Insurance expense	633
Other expenses	246
TOTAL EXPENSES	631,294
Less: Waiver of Distribution (12b-1) fees	(4,058)
NET EXPENSES	627,236
NET INVESTMENT INCOME	168,058

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security transactions	212,500
Distributions of realized gains from underlying investment companies	7,918
Net change in unrealized appreciation (depreciation) on investments	(2,378,889)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,158,471)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,990,413)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2011	2010
FROM OPERATIONS
Net investment income (loss)	$ 168,058	$ (86,604)
Net realized gain from security transactions	212,500	4,175,235
Distributions of realized gains from underlying investment companies	7,918	40,763
Net change in unrealized appreciation (depreciation)
on investments	(2,378,889)	(733,393)
Net increase (decrease) in net assets resulting from operations	(1,990,413)	3,396,001

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,730,423	8,880,221
Payments for shares redeemed	(17,749,835)	(2,437,363)
Net increase in net assets resulting from shares of beneficial interest	13,980,588	6,442,858

TOTAL INCREASE IN NET ASSETS	11,990,175	9,838,859

NET ASSETS
Beginning of Year	24,826,144	14,987,285
End of Year*	$ 36,816,319	$ 24,826,144
* Includes undistributed net investment income (loss) of:	$ 164,252	$ (3,806)

SHARE ACTIVITY
Shares Sold	2,770,858	891,803
Shares Redeemed	(1,575,478)	(242,406)
Net increase in shares of beneficial interest outstanding	1,195,380	649,397

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007(1)

Net asset value, beginning of period	$ 11.19	$ 9.55	$ 7.91	$ 9.69	$ 10.00

Activity from investment operations:
Net investment income (loss) (2,3)	0.06	(0.05)	(0.01)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	(0.47)	1.69	1.65	(1.67)	(0.35)
Total from investment operations	(0.41)	1.64	1.64	(1.74)	(0.31)

Less distributions from:
Net investment income	-	-	-	(0.04)	-

Net asset value, end of period	$ 10.78	$ 11.19	$ 9.55	$ 7.91	$ 9.69

Total return (4)	(3.66%)	17.17%	20.73%	(17.99%)	(3.10%)

Net assets, end of period (000s)	$ 36,816	$ 24,826	$ 14,987	$ 13,525	$ 16,409

Ratio of gross expenses to average net assets (6,7)	1.92%	2.15%	2.40%	2.41%	2.42%	(8)

Ratio of net expenses to average net assets (6)	1.91%	2.12%	2.39%	2.38%	2.40%	(8)

Ratio of net investment income (loss) to average net assets (3,6)	0.51%	(0.48)%	(0.16)%	(0.77%)	0.59%	(8)

Portfolio Turnover Rate	243%	208%	203%	700%	342%	(5)

(1)	Adaptive Allocation Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Not annualized.
(6)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and affiliates.
(8) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and exchange-traded funds and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances the Portfolio may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2011 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,961,901	$ -	$ -	$ 2,961,901
Exchange Traded Funds	1,208,908	-	-	1,208,908
Mutual Funds	20,450,548	-	-	20,450,548
Short-Term Investments	12,659,178	-	-	12,659,178
Total	$ 37,280,535	$ -	$ -	$ 37,280,535

The Portfolio did not hold any Level 3 securities during the year. There were no significant transfers into or out of Level 1 & 2 during the year.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $62,997,689 and $57,095,707, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.  Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. The Adviser waived service fees in the amount of $4,058 for the year ended December 31, 2011.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

The Portfolio pays its pro rata share of a total fee of $2,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Portfolio.

Custody Administration

Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended December  31, 2011 were $2,361. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act.  As of December 31, 2011, Midland Life Insurance Company held 98.4% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

6.   TAX COMPONENTS OF CAPITAL

As of December 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Accumulated	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Capital Loss	Appreciation/	Accumulated
Income	Gains	Differences	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 429,645	$ -	$ (96,224)	$ -	$ 367,775	$ 701,196

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $3,473.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer such capital losses of $92,751.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolio’s financial statements.

8.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adaptive Allocation Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Adaptive Allocation Portfolio, a series of shares of beneficial interest of Northern Lights Variable Trust (the “Portfolio”), including the portfolio of investments, as of December 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period May 22, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adaptive Allocation Portfolio as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the four-year period then ended and for the period May 22, 2007 through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 15, 2012

Adaptive Allocation Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2011

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period 7/1/11 – 12/31/11*
Actual	$1,000.00	$ 951.50	$9.30
Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.89%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Renewal of Advisory Agreement – Adaptive Allocation Portfolio

In connection with a meeting held September 21-22, 2011, (the "Meeting"), the Board of Trustees (the "Board") of the Northern Lights Variable Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the "Independent Trustees"), discussed the renewal of an investment advisory agreement (the "Agreement") between Critical Math Advisors, LLC ("CMA" or the "Adviser") and the Trust, on behalf of the Adaptive Allocation Portfolio (the "Fund").  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds; (e) the Fund's overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund's performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board did not identify any single factor as controlling.  Matters considered by the Board members in connection with their evaluation of CMA's ability to continue to provide a level of service to the Fund consistent with the Board's expectations included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel, including experience advising the Fund.  The Trustees concluded that CMA has provided a level of service consistent with the Board's expectations.  The Board reviewed financial information from the Adviser and concluded that it has sufficient financial resources to meet its obligations to the Trust, including expense limitation obligations.  The Trustees concluded that the Adviser has the ability to continue to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the nature and extent of CMA's past performance, as well as other factors relating to its track record.  The Board noted that for the 1-year and 3-year periods ended July 31, 2011, the Fund had outperformed a group of funds employing a similar moderate asset allocation strategy.  They further noted that although the Fund had lagged the S&P 500 for the 1-year period, it had outperformed the S&P 500 over the 3-year period.  The Board further noted that it believes longer term measures are more indicative of the skill of the Adviser.  The Trustees concluded that CMA's past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for the Fund.  The Trustees then reviewed information on comparative advisory and overall expenses for a group of funds employing a similar moderate asset allocation strategy.  The Trustees noted that the advisory fee was somewhat above the upper range of the group of comparative funds, but only by 0.20%.  Additionally, the Trustees noted that the Fund's expense ratio is below the upper end of the range of similar funds.  However, they noted that the Fund benefits from an expense limitation provided by the Adviser which distinguishes it somewhat from the group of similar funds.  The Trustees concluded that the Fund's advisory fee, as well as its overall expense ratio including the potential effect of the Adviser-provided expense cap for the Fund, was acceptable in light of the quality of the services the Fund receives from the Adviser.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the near future, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees also noted that any forecast of profits is speculative.  The Trustees concluded that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved renewal of the Agreement and concluded that the advisory fees are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Adaptive Allocation Portfolio

TRUSTEES AND OFFICERS (Unaudited)

December 31, 2011

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	96	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)
John V. Palancia (1954)	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	96

Adaptive Allocation Portfolio

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2011

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A

Adaptive Allocation Portfolio

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2011

Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

3840 Quakerbridge Road, Suite 130

Hamilton, NJ 08619

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $14,000

2010 - $14,000

2009 - $13,500

2008 - $13,500

(b)

Audit-Related Fees

2011 – N/A

2010 - N/A

2009 - N/A

2008 - N/A

(c)

Tax Fees

2011 - $2,000

2010 - $2,000

2009 - $2,000

2008 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - N/A

2010 - N/A

2009 - N/A

2008 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2009

2010

2011

Audit-Related Fees:

0.00%

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,000

2010 - $2,000

2009 - $2,000

2008 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/5/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/5/12